Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income (loss)	$ 141	$ 445	$ (76)
Reconciling adjustments:
Provision for finance receivable losses	339	352	371
Depreciation and amortization	92	112	82
Deferred income tax charge (benefit)	(50)	(12)	(114)
Non-cash incentive compensation from Initial Stockholder	15	0	0
Non-cash incentive compensation from Initial Stockholder	0	(1)	0
Net gain on sales of real estate loans and related trust assets	0	(626)	0
Net loss on repurchases and repayments of debt	0	66	42
Share-based compensation expense, net of forfeitures	2	1	145
Other	(3)	17	21
Cash flows due to changes in:
Other assets and other liabilities	(54)	(9)	2
Insurance claims and policyholder liabilities	34	51	29
Taxes receivable and payable	111	(127)	(50)
Accrued interest and finance charges	(23)	(39)	(41)
Restricted cash and cash equivalents not reinvested	0	5	(4)
Other, net	(1)	1	(1)
Net cash provided by operating activities	603	236	406
Cash flows from investing activities
Net principal collections (originations) of finance receivables held for investment and held for sale	(799)	(88)	379
Proceeds on sales of finance receivables held for sale originated as held for investment	78	3,789	15
Cash advances on intercompany notes receivables	(3,720)	(128)	0
Principal collections on intercompany notes receivables	189	44	0
Available-for-sale securities purchased	(476)	(348)	(196)
Trading and other securities purchased	(1,474)	(2,930)	(10)
Available-for-sale securities called, sold, and matured	470	269	296
Trading and other securities called, sold, and matured	3,779	646	8
Change in restricted cash and cash equivalents	0	0	370
Change in restricted cash and cash equivalents	(72)	93	(241)
Proceeds from sale of real estate owned	14	58	108
Other, net	(12)	0	(3)
Net cash provided by (used for) investing activities	(2,023)	1,405	726
Cash flows from financing activities
Proceeds from issuance of long-term debt, net of commissions	3,028	3,557	3,765
Repayments of long-term debt	(1,960)	(4,218)	(5,868)
Change in notes payable to parent and affiliates	0	0	(31)
Distributions to joint venture partners	(77)	(627)	0
Excess tax benefit from restricted stock units	1	0	0
Capital contributions from parent	0	22	21
Net cash provided by (used for) financing activities	992	(1,266)	(2,113)
Effect of exchange rate changes on cash and cash equivalents	0	(1)	(1)
Net change in cash and cash equivalents	(428)	374	(982)
Cash and cash equivalents at beginning of period	749	375	1,357
Cash and cash equivalents at end of period	321	749	375
Supplemental cash flow information
Interest paid	(511)	(504)	(652)
Income taxes received (paid)	45	(369)	(112)
Supplemental non-cash activities
Transfer of finance receivables to real estate owned	11	49	93
Transfer of finance receivables held for investment to finance receivables held for sale (prior to deducting allowance for finance receivable losses)	617	6,986	18
Springleaf Finance, Inc. contribution of consolidated assets from Springleaf Acquisition Corporation’s capital stock to Springleaf Finance Corporation	0	2,446	0
Springleaf Finance, Inc. contribution of consolidated liabilities from Springleaf Acquisition Corporation’s capital stock to Springleaf Finance Corporation	0	1,670	0
Net unsettled investment security purchases	$ 0	$ (7)	$ 0